UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments:

Putnam Money Market Liquidity Fund

The fund's portfolio
12/31/12 (Unaudited)

REPURCHASE AGREEMENTS (55.6%)(a)
			Principal amount	Value

Interest in $73,175,000 joint tri-party term repurchase agreement dated 12/21/12 with JPMorgan Securities, Inc. due 1/22/13 - maturity value of $51,763,340 for an effective yield of 0.29% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.00% to 10.375% and due dates ranging from 2/15/13 to 12/16/50, valued at $73,178,815)			$51,750,000	$51,750,000

Interest in $175,000,000 joint tri-party repurchase agreement dated 12/31/12 with Goldman Sach & Co. due 1/2/13 - maturity value of $30,090,418 for an effective yield of 0.25% (collateralized by a mortgage backed security with a coupon rate of 4.50% and a due date of 7/20/41, valued at $178,500,000)			30,090,000	30,090,000

Interest in $40,000,000 tri-party term repurchase agreement dated 12/12/12 with Royal Bank of Canada due 3/13/13 - maturity value of $40,022,000 for an effective yield of 0.22% (collateralized by various mortgage backed securities with coupon rates ranging from 2.50% to 4.50% and due dates ranging from 3/1/26 to 12/20/42, valued at $40,814,563)			40,000,000	40,000,000

Interest in $257,000,000 joint tri-party term repurchase agreement dated 12/28/12 with JPMorgan Securities, Inc. due 1/4/13 - maturity value of $222,533,654 for an effective yield of 0.20% (collateralized by various mortgage backed securities with coupon rates ranging from 2.00% to 9.50% and due dates ranging from 1/10/20 to 1/1/43, valued at $257,003,506)			222,525,000	222,525,000

Interest in $412,000,000 joint tri-party repurchase agreement dated 12/31/12 with Citigroup Global Markets, Inc. due 1/2/13 - maturity value of $285,399,171 for an effective yield of 0.20% (collateralized by various mortgage backed securities with coupon rates ranging from 3.50% to 5.00% and due dates ranging from 9/20/40 to 9/01/42, valued at $420,240,001)			285,396,000	285,396,000

Interest in $273,800,000 tri-party repurchase agreement dated 12/26/12 with Barclays Capital, Inc. due 1/2/13 - maturity value of $273,809,583 for an effective yield of 0.18% (collateralized by various mortgage backed securities with coupon rates ranging from 2.50% to 7.50% and due dates ranging from 2/1/21 to 12/1/42, valued at $279,276,001)			273,800,000	273,800,000

Interest in $110,000,000 tri-party repurchase agreement dated 12/31/12 with Barclays Capital, Inc. due 1/2/13 - maturity value of $110,001,222 for an effective yield of 0.20% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.875% to 1.875% and due dates ranging from 4/30/14 to 12/31/16, valued at $112,200,094)			110,000,000	110,000,000

Interest in $100,000,000 tri-party repurchase agreement dated 12/31/12 with Credit Suisse First Boston due 1/2/13 - maturity value of $100,001,111 for an effective yield of 0.20% (collateralized by a U.S. Treasury note with a coupon rate of 0.125% and a due date of 12/31/14, valued at $100,001,130)			100,000,000	100,000,000

Interest in $130,000,000 joint tri-party repurchase agreement dated 12/31/12 with BNP Paribas due 1/2/13 - maturity value of $89,770,997 for an effective yield of 0.20% (collateralized by various mortgage backed securities with coupon rates ranging from 4.00% to 5.00% and due dates ranging from 4/15/39 to 10/20/41, valued at $132,600,000)			89,770,000	89,770,000

Interest in $416,474,000 tri-party repurchase agreement dated 12/31/12 with Merrill Lynch & Co., Inc. due 1/2/13 - maturity value of $416,478,396 for an effective yield of 0.19% (collateralized by various mortgage backed securities with coupon rates ranging from 2.336% to 4.50% and due dates ranging from 6/1/27 to 10/1/42, valued at $424,803,481)			416,474,000	416,474,000

Interest in $466,474,000 joint tri-party repurchase agreement dated 12/31/12 with Royal Bank of Canada due 1/2/13 - maturity value of $339,873,588 for an effective yield of 0.19% (collateralized by various mortgage backed securities with coupon rates ranging from 4.00% to 5.50% and due dates ranging from 12/1/39 to 12/1/41, valued at $475,808,503)			339,870,000	339,870,000

Interest in $308,000,000 joint tri-party term repurchase agreement dated 12/26/12 with Citigroup Global Markets, Inc. due 1/2/13 - maturity value of $273,810,115 for an effective yield of 0.19% (collateralized by various mortgage backed securities with coupon rates ranging from 2.103% to 5.496% and due dates ranging from 10/1/20 to 1/1/43, valued at $314,279,839)			273,800,000	273,800,000

Interest in $73,100,000 joint tri-party repurchase agreement dated 12/31/12 with Credit Suisse First Boston due 1/2/13 - maturity value of $52,000,491 for an effective yield of 0.17% (collateralized by various corportate bonds and notes with coupon rates ranging from 1.35% to 7.30% and due dates ranging from 8/19/13 to 4/01/33, valued at $73,101,334)			52,000,000	52,000,000

Interest in $68,000,000 joint tri-party repurchase agreement dated 12/31/12 with JPMorgan Securities, Inc. due 1/2/13 - maturity value of $42,400,400 for an effective yield of 0.17% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.01% to 9.50% and due dates ranging from 8/15/13 to 7/15/42, valued at $68,006,044)			42,400,000	42,400,000

Total repurchase agreements (cost $2,327,875,000)				$2,327,875,000

COMMERCIAL PAPER (3.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Export Development Canada (Canada)	0.160	2/25/13	$46,500,000	$46,488,633

HSBC USA, Inc. (United Kingdom)	0.160	1/4/13	42,600,000	42,599,432

Nordea North America Inc./DE (Sweden)	0.170	1/9/13	13,682,000	13,681,483

Roche Holdings, Inc. 144A (Switzerland)	0.100	1/7/13	25,000,000	24,999,583

Svenska Handelsbanken/New York, NY (Sweden)	0.180	1/22/13	25,000,000	25,000,000

Total commercial paper (cost $152,769,131)				$152,769,131

ASSET-BACKED COMMERCIAL PAPER (7.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Fairway Finance, LLC (Canada)	0.170	1/22/13	$39,600,000	$39,596,073

Gotham Funding Corp. 144A (Japan)	0.200	1/2/13	42,000,000	41,999,767

Liberty Street Funding, LLC 144A (Canada)	0.200	1/4/13	41,600,000	41,599,307

Straight-A Funding, LLC	0.190	3/7/13	20,000,000	19,993,139

Straight-A Funding, LLC 144A Ser. 1	0.180	2/1/13	50,000,000	49,992,250

Straight-A Funding, LLC 144A Ser. 1	0.180	1/24/13	16,000,000	15,998,160

Straight-A Funding, LLC 144A Ser. 1	0.180	1/23/13	16,200,000	16,198,218

Straight-A Funding, LLC 144A Ser. 1	0.180	1/17/13	27,250,000	27,247,820

Variable Funding Capital Co., LLC 144A (Wachovia Bank NA (LOC))	0.170	1/17/13	39,600,000	39,597,008

Total asset-backed commercial paper (cost $292,221,742)				$292,221,742

U.S. GOVERNMENT AGENCY OBLIGATIONS (17.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Farm Credit Bank unsec. discount notes	0.150	3/11/13	$11,850,000	$11,846,593

Federal Farm Credit Bank unsec. discount notes	0.170	6/14/13	35,163,000	35,135,768

Federal Home Loan Bank, sr. unsec. notes	0.170	9/20/13	28,000,000	27,998,996

Federal Home Loan Bank unsec. discount notes	0.155	2/27/13	50,000,000	49,987,729

Federal Home Loan Bank, unsec. discount notes	0.130	2/6/13	41,500,000	41,494,605

Federal Home Loan Bank, unsec. discount notes	0.115	3/6/13	35,000,000	34,992,844

Federal Home Loan Bank, unsec. discount notes	0.125	4/24/13	24,500,000	24,490,387

Federal Home Loan Bank, unsec. discount notes	0.165	5/8/13	25,000,000	24,985,448

Federal Home Loan Mortgage Corp. unsec. discount notes	0.155	2/19/13	85,000,000	84,982,067

Federal Home Loan Mortgage Corp. unsec. discount notes	0.115	3/18/13	63,667,000	63,651,543

Federal Home Loan Mortgage Corp. unsec. discount notes	0.149	4/15/13	60,843,000	60,816,854

Federal Home Loan Mortgage Corp. unsec. discount notes	0.155	5/6/13	20,000,000	19,989,236

Federal National Mortgage Association unsec. discount notes	0.140	3/6/13	25,500,000	25,493,653

Federal National Mortgage Association unsec. discount notes	0.125	3/13/13	50,000,000	49,987,674

Federal National Mortgage Association unsec. discount notes	0.150	4/3/13	49,500,000	49,481,025

Federal National Mortgage Association unsec. discount notes	0.157	4/10/13	63,100,000	63,072,743

Federal National Mortgage Association unsec. discount notes	0.141	6/26/13	34,066,000	34,042,615

Federal National Mortgage Association unsec. discount notes	0.151	2/13/13	43,088,000	43,080,245

Total U.S. Government Agency Obligations (cost $745,530,025)				$745,530,025

U.S. TREASURY OBLIGATIONS (12.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	0.180	10/17/13	$45,000,000	$44,934,975

U.S. Treasury Bills	0.122	7/25/13	42,725,000	42,695,805

U.S. Treasury Bills	0.155	5/2/13	91,500,000	91,452,613

U.S. Treasury Bills	0.142	4/4/13	50,000,000	49,981,917

U.S. Treasury Bills	0.139	1/10/13	49,500,000	49,498,311
U.S. Treasury Notes(k)	3.500	5/31/13	47,000,000	47,640,938
U.S. Treasury Notes(k)	2.750	10/31/13	50,000,000	51,058,879
U.S. Treasury Notes(k)	1.375	1/15/13	25,000,000	25,011,565
U.S. Treasury Notes(k)	0.625	4/30/13	30,000,000	30,046,034
U.S. Treasury Notes(k)	0.625	1/31/13	45,000,000	45,015,715
U.S. Treasury Notes(k)	0.375	7/31/13	25,000,000	25,026,305

Total U.S. treasury Obligations (cost $502,363,057)				$502,363,057

CERTIFICATES OF DEPOSIT (3.9%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Canadian Imperial Bank of Commerce/New York, NY (Canada)	0.130	1/2/13	$40,000,000	$40,000,000

Commonwealth Bank of Australia (Australia)	0.150	1/3/13	42,000,000	42,000,012

DnB Bank ASA/New York (Norway)	0.130	1/11/13	41,600,000	41,600,000

Toronto-Dominion Bank/NY (Canada)	0.200	1/22/13	39,600,000	39,600,000

Total certificates of deposit (cost $163,200,012)				$163,200,012

TOTAL INVESTMENTS

Total investments (cost $4,183,958,967)(b)				$4,183,958,967

Key to holding's abbreviations
LOC	Letter of Credit

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through December 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $4,183,863,030.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(k)	The rates shown are the current interest rates at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$292,221,742	$—
Certificates of deposit	—	163,200,012	—
Commercial paper	—	152,769,131	—
Repurchase agreements	—	2,327,875,000	—
U.S. Government Agency Obligations	—	745,530,025	—
U.S. Treasury Obligations	—	502,363,057	—

Totals by level	$—	$4,183,958,967	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2013